UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03691
LORD ABBETT MID-CAP VALUE FUND, INC.
(Exact name of registrant as specified in charter)
90 Hudson Street, Jersey City,		NJ 07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2005

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MID-CAP VALUE FUND, INC. March 31, 2005

		Value			Value
Investments	Shares	(000)	Investments	Shares	(000)

COMMON STOCKS 95.55%			Safeway, Inc. *	3,147,900	$58,331
			SUPERVALU Inc.	1,108,400	36,965
Auto Components 1.50%			Total		140,724
Dana Corp.(b)	11,680,200	$149,390
			Food Products 2.94%
Chemicals 9.43%			Archer Daniels Midland Co.	7,723,275	189,838
Crompton Corp.(b)	8,149,000	118,976	Dean Foods Co.*	2,988,900	102,519
Eastman Chemical Co.(b)	4,597,800	271,270	Total		292,357
Monsanto Co.	3,106,300	200,356
Mosaic Co. (The)*	10,122,200	172,685	Gas Utilities 2.02%
Potash Corp. of Saskatchewan, Inc.(a)	1,985,880	173,784	NiSource, Inc.	6,961,500	158,653
Total		937,071	Southwest Gas Corp.	1,738,100	41,992
			Total		200,645
Commercial Services & Supplies 2.67%
R.R. Donnelley & Sons Co.	6,029,394	190,649	Healthcare Equipment & Supplies 1.81%
Sabre Holdings Corp. Class A	3,413,800	74,694	Bausch & Lomb, Inc.	2,454,300	179,900
Total		265,343
			Healthcare Providers & Services 3.20%
Communications Equipment 1.00%			Aetna, Inc.	2,810,500	210,647
Avaya Inc.*	8,524,900	99,571	Caremark Rx, Inc.*	2,699,300	107,378
			Total		318,025
Containers & Packaging 3.96%
Ball Corp.	4,530,300	187,917	Hotels, Restaurants & Leisure 1.62%
Pactiv Corp.*(b)	8,809,500	205,702	Brinker Int’l., Inc.*	2,917,800	105,683
Total		393,619	Yum! Brands, Inc.	1,067,400	55,302
			Total		160,985
Diversified Telecommunication Services 1.03%
CenturyTel, Inc.	3,128,800	102,750	Household Durables 5.38%
			American Greetings Corp.(b)	4,256,300	108,451
Electric Utilities 4.70%			Leggett & Platt, Inc.	4,623,800	133,535
Ameren Corp.	3,719,600	182,298	Newell Rubbermaid, Inc.	4,724,300	103,651
CMS Energy Corp.*(b)	9,961,700	129,900	Snap-on Inc.(b)	4,440,300	141,157
Northeast Utilities	5,826,400	112,275	Tupperware Corp.	2,351,600	47,879
Puget Energy, Inc.	1,940,100	42,760	Total		534,673
Total		467,233
			Industrial Conglomerates 1.69%
Energy Equipment & Services 6.46%			Hubbell, Inc.(b)	3,276,800	167,444
GlobalSantaFe Corp.	5,348,900	198,123
Halliburton Co.	5,922,600	256,152	Insurance 10.41%
Pride Int’l., Inc.*(b)	7,543,500	187,381	ACE Ltd.(a)	719,500	29,694
Total		641,656	Conseco, Inc.*	6,260,600	127,841
			Everest Re Group, Ltd.(a)	1,950,000	165,965
Food & Staples Retailing 1.42%			Lincoln National Corp.	1,019,100	46,002
Albertson’s, Inc.	2,199,900	45,428	PartnerRe Ltd.(a)	2,575,700	166,390

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID-CAP VALUE FUND, INC. March 31, 2005

	Value				Value
Investments	Shares	(000)	Investments	Shares	(000)

PMI Group, Inc.	3,241,900	$123,225	Real Estate Investment Trusts 2.81%
Safeco Corp.	4,745,656	231,161	Health Care Property Investors, Inc.	1,363,600	$32,003
XL Capital Ltd. Class A(a)	1,988,700	143,922	Healthcare Realty Trust, Inc.	2,150,406	78,361
Total		1,034,200	Host Marriott Corp.	10,185,800	168,677
			Total		279,041
IT Services 0.99%
Computer Sciences Corp.*	2,154,000	98,761	Software 4.25%
			Cadence Design Systems, Inc.*	10,848,700	162,188
Leisure Equipment & Products 2.08%			McAfee, Inc.*	6,602,100	148,943
Foot Locker, Inc.	7,042,900	206,357	Sybase, Inc.*(b)	6,005,035	110,853
			Total		421,984
Machinery 3.47%
CNH Global N.V.(a)	2,373,458	44,597	Specialty Retail 1.74%
Cummins, Inc.	1,804,800	126,968	OfficeMax, Inc.	3,042,400	101,921
Timken Co. (The)(b)	6,341,300	173,371	Payless ShoeSource, Inc.*(b)	4,502,300	71,091
Total		344,936	Total		173,012

Media 3.53%			Textiles & Apparel 0.81%
Interpublic Group of Cos., Inc. (The) *	12,297,200	151,010	Tommy Hilfiger Corp.*(a)(b)	6,898,200	80,709
R.H. Donnelley Corp.*(b)	1,795,900	104,324
Westwood One, Inc.*	4,669,300	95,020	Trading Companies & Distributors 3.92%
Total		350,354	Genuine Parts Co.	5,013,200	218,024
			W.W. Grainger, Inc.	2,762,500	172,021
Multi-Line Retail 1.90%			Total		390,045
Federated Department Stores, Inc.	1,048,400	66,720
May Department Stores Co.	3,305,500	122,370	Total Common Stocks
Total		189,090	(Cost $7,379,938,608)		9,496,006

Oil & Gas 2.02%
EOG Resources, Inc.	4,122,700	200,940

Paper & Forest Products 4.57%
Bowater Inc.	2,105,200	79,303
Georgia-Pacific Corp.	5,864,670	208,137
MeadWestvaco Corp.	5,249,500	167,039
Total		454,479

Pharmaceuticals 2.22%
King Pharmaceuticals, Inc.*(b)	12,931,150	107,458
Mylan Laboratories, Inc.	6,391,325	113,254
Total		220,712

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MID-CAP VALUE FUND, INC. March 31, 2005

	Principal
	Amount	Value
Investments	(000)	(000)

SHORT-TERM INVESTMENT 4.71%

Repurchase Agreement 4.71%
Repurchase Agreement dated 3/31/2005, 2.22% due 4/1/2005 with State Street Bank & Trust Co. collateralized by $100,000,000 of Federal Home Loan Bank from 2.375% to 4.00% due from 2/15/2006 to 7/30/2009 and $150,000,000 of Federal Home Loan Mortgage Corp. at zero coupon due 9/6/2005 and $100,000,000 of Federal National Mortgage Assoc. at zero coupon due 6/22/2005 and $135,000,000 of United States Treasury Bills at zero coupon due 6/30/2005; value: $480,321,300 proceeds: $468,244,509 (Cost $468,215,636)	$468,216	$468,216

Total Investments in Securities 100.26%
(Cost $7,848,154,244)		9,964,222
Liabilities in Excess of Other Assets (0.26%)		(25,595)
Net Assets 100.00%		$9,938,627

           * Non-income producing security.

(a)   Foreign security traded in U.S. dollars.

(b)  Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). See Note 4.

Notes to Schedule of Investments (unaudited)

1.   ORGANIZATION

Lord Abbett Mid-Cap Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company.  The Fund was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded.  Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.  Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.   FEDERAL TAX INFORMATION

As of March 31, 2005, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost	$7,844,632,804
Gross unrealized gain	2,315,977,366
Gross unrealized loss	(196,388,497)
Net unrealized security gain	$2,119,588,869

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.   TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the voting securities of the underlying issuer.  The Fund had the following transactions with affiliated issuers during the period ended March 31, 2005:

Affiliated Issuer	Balance of Shares Held at 12/31/2004	Gross Additions	Gross Sales	Balance of Shares Held at 3/31/2005	Value at 3/31/2005
American Greetings Corp.	3,826,900	429,400	—	4,256,300	$108,450,524
CMS Energy Corp.	9,546,700	415,000	—	9,961,700	129,900,568
Crompton Corp.	7,759,500	389,500	—	8,149,000	118,975,400
Dana Corp.	10,124,700	1,555,500	—	11,680,200	149,389,758
Eastman Chemical Co.	4,472,500	204,500	(79,200)	4,597,800	271,270,200
Hubbell, Inc.	3,238,300	38,500	—	3,276,800	167,444,480
King Pharmaceuticals, Inc.	10,917,950	2,013,200	—	12,931,150	107,457,857
OfficeMax Inc.*	4,526,600	15,900	(1,500,100)	3,042,400	101,920,400
Pactiv Corp.	7,983,600	825,900	—	8,809,500	205,701,825

Payless ShoeSource, Inc.	4,490,500	11,800	—	4,502,300	71,091,317
Pride Int’l., Inc.	8,130,500	—	(587,000)	7,543,500	187,380,540
R.H. Donnelley Corp.	1,782,200	13,700	—	1,795,900	104,323,831
Snap-on Inc.	4,315,500	124,800	—	4,440,300	141,157,137
Sybase, Inc.	5,949,935	55,100	—	6,005,035	110,852,946
Timken Co. (The)	5,888,200	453,100	—	6,341,300	173,371,142
Tommy Hilfiger Corp.	6,637,900	260,300	—	6,898,200	80,708,940
Total					$2,229,396,865

*  No longer an affiliated issuer as of March 31, 2005.

5.   INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks.  The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests.  The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold.  The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.  In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

Item 2:                                  Controls and Procedures.

(a)          Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s first fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:                                  Exhibits.

(i)                                     Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID-CAP VALUE FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 25, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 25, 2005